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******************************** FORM N-Px REPORT ******************************

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10465

                                 Gold Bank Funds
               (Exact name of registrant as specified in charter)

6860 W. 115th, Suite 100, Overland Park, Kansas           66211
   (Address of principal executive offices)             (Zip code)

                                Stephen R. Oliver
              6860 W. 115th, Suite 100, Overland Park, Kansas 66211
                     (Name and address of agent for service)

                                 With copies to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

       Registrant's telephone number, including area code: (913) 319-5800

                     Date of fiscal year end: December 31st

             Date of reporting period: July 1, 2005 to April 7, 2006

                              Gold Bank Equity Fund
                               Proxy Voting Record
                 For the Period of July 1, 2005 to April 7, 2006

                                                                                                                   How
Date      Security Name          Symbol     Cusip.    Mtg. Date   Matter                         Proposed  Voted  Voted     Mgmt.

 8/22/05  BMC Software, Inc.      BMC      55921100   8/23/2005  Board of Directors                Issuer   Y      For     Abstain
                                                                 Auditors                          Issuer   Y      For       For
                                                                 Employee Incentive Plan           Issuer   Y      For       For
 9/14/05  Casey's General Stores  CASY    147528103   9/16/2005  Board of Directors                Issuer   Y      For     Abstain
 9/15/05  Conagra Foods, Inc.     CAG     205887102   9/22/2005  Board of Directors                Issuer   Y      For     Abstain
                                                                 Declassify Board of Directors     Issuer   Y      For       For
                                                                 Repeal Supermajority Article XIV  Issuer   Y      For       For
                                                                 Repeal Supermajority Article XV   Issuer   Y      For       For
                                                                 Auditors                          Issuer   Y      For       For
                                                                 Animal Welfare                    Holder   Y    Against   Against
                                                                 Genetically Engineered Food       Holder   Y    Against   Against
                                                                 Suspension of Stock Grants        Holder   Y    Against   Against
11/10/05  Interpublic Group       IPC     460690100  11/14/2005  Board of Directors                Issuer   Y      For     Abstain
                                                                 Employee Stock Purchase Plan      Issuer   Y      For       For
                                                                 Auditors                          Issuer   Y      For       For
                                                                 Sale of Interpublic Group         Holder   Y    Against   Against
  2/6/06  Emerson Electric Co.    EMR     291011104    2/7/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 2006 Incentive Shares Plan        Issuer   Y      For       For
                                                                 Auditors                          Issuer   Y      For       For
                                                                 Severance Agreements              Holder   Y    Against   Against
  2/7/06  Andrew Corporation      ANDW     34425108    2/8/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 Auditors                          Issuer   Y      For       For
  2/8/06  Hillenbrand Industries  HB      431573104   2/10/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 Auditors                          Issuer   Y      For       For
 2/14/06  Lucent Technologies     LU      549463107   2/15/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 Auditors                          Issuer   Y      For       For
                                                                 Reverse Stock Split               Issuer   Y      For       For
                                                                 Disclose Political Contributions  Holder   Y    Against   Against
                                                                 Cash Bonus or Incentive Comp.     Holder   Y    Against   Against
                                                                 Performance-based Comp.           Holder   Y    Against   Against
                                                                 Incentive Comp. Calculation       Holder   Y    Against   Against
 2/16/06  Agere Systems Inc.      AGR     00845V308   2/23/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 2001 Long Term Incentive Plan     Issuer   Y      For       For
                                                                 Non-employee Director Stock Plan  Issuer   Y      For       For
                                                                 Auditors                          Issuer   Y      For       For
 3/14/06  Hewlett-Packard Co.     HPQ     428236103   3/15/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 Auditors                          Issuer   Y      For       For
                                                                 2005 Pay-For-Results Plan         Issuer   Y      For       For
                                                                 Director Election Majority Vote   Holder   Y    Against   Against
                                                                 Recoup Unearned Mgnt. Bonuses     Holder   Y    Against   Against
 4/14/06  Genuine Parts Co.       GPC      372460105  4/17/2006  Board of Directors                Issuer   Y      For     Abstain
                                                                 Annual Election of Directors      Issuer   Y      For       For
                                                                 2006 Long-Term Incentive Plan     Issuer   Y      For       For
                                                                 Auditors                          Issuer   Y      For       For

                                    SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

/s/ Stephen R. Oliver
Name: Stephen R. Oliver
Title: President
Date: May 23, 2006